Share Capital (Details Textual) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stockholders' Equity Note [Abstract]
Weighted average grant-date fair value of options granted	1.11	1.36
Additional equity share options authorized	1,715,568
Pre-tax intrinsic value of options exercised	93	162
Fair value of options, vested	692	765
Aggregate intrinsic value of options outstanding	0	296
Aggregate intrinsic value of options currently exercisable	0	296
Unrecognized compensation costs related to non-vested stock options	581
Total compensation cost not yet recognized, period for recognition	2 years 7 months 21 days
Proceeds from stock options exercised	257	292	939